Note 15 - Income Tax	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of income tax [text block]
15.	Income Tax

A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statement of comprehensive income (loss) for the years ended November 30, 2021 and 2020 is as follows:

	For the year ended
	November 30, 2021 ($)	November 30, 2020 ($)
Net income (loss) for the year	109,195,551	(11,087,643)
Canadian statutory income tax rate	27.00%	26.99%
Expected tax expense (recovery)	29,482,799	(2,992,744)
Non-deductible permanent differences	1,985,943	1,584,821
Non-taxable gains on remeasurement of GRC	(16,297,498)	-
Income tax rate differences	2,636	8,541
Change in unrecognized deferred income tax assets	(6,729,078)	1,374,091
Other	566,565	25,291
Tax expense for the year	9,011,367	-

Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are   attributable to the following:

	As at November 30, 2021 ($)	As at November 30, 2020 ($)
Non-capital loss carry-forward	1,397,187	26,294,813
Mineral properties	744,099	1,103,502
Fixed assets	2,155	254,545
Others	-	4,277
Unrecognized deferred tax assets	2,143,441	27,657,137

	As at November 30, 2021 ($)	As at November 30, 2020 ($)
Deferred tax assets (liabilities)
Investment in GRC	(17,547,236)	-
Non-capital losses carry-forward	7,498,696	-
Others	180,681	-
Net deferred tax liability	(9,867,859)	-

During the year ended November 30, 2021, the Company recognized a deferred income tax expense of $9,011,367, which was net of $6,780,491 deferred tax benefits related to the recognition of previously unrecognized deferred tax assets. The Company has recognized a deferred tax liability of $9,867,859 associated with the investment in GRC less recognized deferred tax assets. The deferred tax liability related to investment in GRC has been computed on the assumption the temporary difference will reverse as a capital gain.

Deferred tax assets that can not be offset against deferred tax liabilities resulting from the Company's investment in GRC have not been recognized in the consolidated financial statements, as management does not consider it more likely than not those assets will be realized in the near future.

The Company has non-capital losses which may be carried-forward to reduce taxable income in future years. As at November 30, 2021, the Company has non-capital losses of $29,170,000 ( November 30, 2020 - $26,295,000) in Canada which will expire between 2029 and 2041.